Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill

The following table summarizes the activity in goodwill balance for periods presented below (in thousands):

	Natural Gas Technologies			Production Solutions			Total
	Goodwill	Accumulated Impairment Losses	Goodwill, net of Accumulated Impairment	Goodwill	Accumulated Impairment Losses	Goodwill, net of Accumulated Impairment	Goodwill, net of Accumulated Impairment
Balance as of December 31, 2022	$—	$—	$—	$7,596	$(5,372)	$2,224	$2,224
Additions to goodwill	—	—	—	—	—	—	—
Goodwill impairment	—	—	—	—	—	—	—
Balance as of December 31, 2023	$—	$—	$—	$7,596	$(5,372)	$2,224	$2,224
Additions to goodwill	66,325	—	66,325	181,143	—	181,143	247,468
Goodwill impairment		—	—	—	—	—	—
Balance as of December 31, 2024	$66,325	$—	$66,325	$188,739	$(5,372)	$183,367	$249,692

Schedule of Intangible Assets, Net	The Company's intangible assets include customer relationships, developed technology and trade name assets which are amortized using the straight-line method over their respective estimated useful lives below:

Trade Names	10 years
Customer Relationships	7-14 years
Non-compete agreement	3 years
Patent	20 years
Developed Technology	10-20 years

Intangible assets, net, consist of the following as of December 31, 2024 and 2023 (in thousands):

	December 31, 2024			December 31, 2023
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Developed technology	$97,350	$(9,221)	$88,129	$10,900	$(4,814)	$6,086
Trade name	61,010	(5,845)	55,165	5,360	(2,367)	2,993
Customer relationships	168,340	(11,350)	156,990	4,270	(2,095)	2,175
Non-compete agreement	2,048	—	2,048	—	—	—
Patent	193	(3)	190	—	—	—
Total	$328,941	$(26,419)	$302,522	$20,530	$(9,276)	$11,254

Schedule of Weighted Average Remaining Useful Lives of Company's Intangible Assets

As of December 31, 2024, the weighted average remaining useful lives for the Company's intangible assets are as follows:

Developed technology	9.7 Years
Trade name	9 Years
Customer relationships	9.6 Years
Non-compete agreement	2.8 Years
Patent	19.5 Years

Schedule of Estimated Future Amortization Expense	Estimated future amortization expense as of December 31, 2024 for each of the next five years and thereafter is as follows (in thousands):

2025	$31,254
2026	31,254
2027	31,140
2028	30,374
2029	29,419
Thereafter	149,081
$302,522